United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2002

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/14/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total: 250,970(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
HARRAHS ENTMT INC                          C   41361910   $4,360       98500SH           SOLE                                 98500
MARRIOTT INTL INC NEW                      C   57190320   $6,167      137200SH           SOLE                                137200
STARWOOD HOTELS & RESORTS WO               C   85590A20  $13,669      363450SH           SOLE                                363450
ARCHSTONE-SMITH TR                         C   39583109   $7,257      270900SH           SOLE                                270900
AVALONBAY CMNTYS INC                       C   5348410   $15,587      313000SH           SOLE                                313000
BOSTON PPTYS INC                           C   10112110  $13,425      340300SH           SOLE                                340300
BRE PPTYS INC                              C   5.564E+13  $1,294       39800SH           SOLE                                 39800
BROOKFIELD PPTYS CORP                      C   11290010   $7,950      418400SH           SOLE                                418400
CAMDEN PPTY TR                             C   13313110   $5,234      133800SH           SOLE                                133800
CHELSEA PPTY GROUP INC                     C   16342110   $3,432       63500SH           SOLE                                 63500
EQUITY OFFICE PPTYS TR                     C   29474110  $23,430      781254SH           SOLE                                781254
EQUITY RESIDENTIAL PPTYS TR                C   29476L10  $14,427      502000SH           SOLE                                502000
ESSEX PPTY TR                              C   29717810   $2,176       41700SH           SOLE                                 41700
KILROY RLTY CORP                           C   49427F10   $5,588      198100SH           SOLE                                198100
MANUFACTURED HOME CMNTYS INC               C   56468210   $3,963      120100SH           SOLE                                120100
MERISTAR HOSPITALITY CORP                  C   58984Y10   $2,717      148900SH           SOLE                                148900
PAN PAC RETAIL PPTYS INC                   C   69806L10   $3,907      127800SH           SOLE                                127800
PROLOGIS TR                                C   74341010   $9,968      426900SH           SOLE                                426900
PS BUSINESS PKS INC CALIF                  C   69360J10   $4,365      125600SH           SOLE                                125600
PUBLIC STORAGE INC                         C   74460D10  $12,417      335500SH           SOLE                                335500
RECKSON ASSOCS RLTY CORP                   C   75621K10   $9,144      370800SH           SOLE                                370800
REGENCY CTRS CORP                          C   75884910   $3,006      103600SH           SOLE                                103600
ROUSE CO                                   C   77927310   $5,205      168000SH           SOLE                                168000
SL GREEN RLTY CORP                         C   78440X10   $9,438      280900SH           SOLE                                280900
SUNRISE ASSISTED LIVING INC                C   86768K10   $2,453       90000SH           SOLE                                 90000
TAUBMAN CENTERS INC                        C   876664103  $1,486       98700SH           SOLE                                 98700
UNITED DOMINION RLTY TR INC                C   91019710   $3,938      248600SH           SOLE                                248600
VORNADO RLTY TR                            C   92904210  $15,142      342900SH           SOLE                                342900
AMB PPTY CORP                              C   00163T10   $6,595      239800SH           SOLE                                239800
APARTMENT INVT & MGMT CO                   C   03748R10  $10,375      214500SH           SOLE                                214500
CATELLUS DEV CORP                          C   14911110   $3,958      201200SH           SOLE                                201200
KIMCO RLTY CORP                            C   49446R10   $3,571      109200SH           SOLE                                109200
MILLS CORP                                 C   60114810   $4,367      156200SH           SOLE                                156200
SIMON PPTY GROUP INC NEW                   C   82880610  $10,957      335800SH           SOLE                                335800


















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